Noninterest income (Tables)	12 Months Ended
Mar. 31, 2019
Summary of Noninterest Income

Details of Noninterest income for the fiscal years ended March 31, 2017, 2018 and 2019 are as follows:

	2017	2018	2019
	(in millions of yen)
Fee and commission income:
Securities-related business (1)	165,857	180,122	145,270
Deposits and lending business (2)	164,572	156,426	152,283
Remittance business (1)	108,368	110,054	110,382
Asset management business (1)	79,426	100,765	97,852
Trust related business (1)	108,931	121,808	124,843
Agency business (1)	36,003	37,397	36,466
Guarantee related business (3)	26,292	28,258	28,582
Fees for other customer services (1)	136,514	130,881	157,612

Total Fee and commission income	825,963	865,711	853,290

Foreign exchange gains (losses)—net (3)	69,453	91,793	93,577
Trading account gains (losses)—net (2)	(42,481)	236,982	328,841
Investment gains (losses)—net:
Debt securities (3)	59,517	7,757	(3,842)
Equity securities (3)	273,753	289,400	(155,947)
Equity in earnings (losses) of equity method investees—net (3)	26,785	24,342	29,172
Gains on disposal of premises and equipment (3)	5,638	8,225	5,145
Other noninterest income (2)	149,404	80,453	72,135

Total	1,368,032	1,604,663	1,222,371

Notes:

(1)	These amounts are revenues from contracts within the scope of ASC 606, “Revenue from contracts with customers ” (“ASC 606”).
(2)	Part of these amounts are considered to be revenues from contracts that are within the scope of ASC 606.
(3)	These amounts are revenues from contracts that do not meet the scope of ASC 606.